25. COVID 19	12 Months Ended
Dec. 31, 2020
Covid 19
COVID 19

On March 11, 2020, the World Health Organization characterized the COVID-19 as a pandemic. Hence, several measures have been undertaken by the Argentine government and other governments around the globe; however, the virus continues to spread globally and, as of the date of these financial statements, it has affected more than 150 countries and territories around the world, including Argentina. To date, the outbreak of the novel coronavirus has caused significant social and market disruption. Any prolonged restrictive measures put in place in order to control an outbreak of a contagious disease or other adverse public health development may have a material and adverse effect on the Group’s business operations. It is unclear whether these challenges and uncertainties will be contained or resolved, and what effects they may have on the global political and economic conditions in the long term.

Additionally, how the disease will evolve in Argentina cannot be predicted, nor what additional restrictions the Argentine government may impose can be anticipated.

In this regard, on March 20, 2020 the Argentine Government issued Decree No. 297/2020 establishing a preventive and mandatory social isolation policy (“the Quarantine” or “ASPO” -for its acronym in Spanish-, indistinctly) as a public health measure to contain the effects of the COVID-19 outbreak. Such decree established that persons must refrain from going to their workplaces, and may not travel along routes, roads or public spaces. As from the adoption of the Quarantine, the government has extended it in many opportunities and it has ordered the preventive and mandatory social distancing (“DISPO” -for its acronym in Spanish-) in some jurisdictions. As of the date of these financial statements, the Argentine Government has established additional health care measures that are in force until April 30, 2021

At the time, as additional measure to contain the virus in Argentina, international travel was suspended (except for certain specific repatriation flights).

Pursuant to Decree 297/2020, minimum shifts ensuring the operation and maintenance of electric energy generators were exempted from the Quarantine. Although operations personnel were allowed to continue their activities, under certain health and sanitary precautions, the rest of the personnel continued working remotely. Furthermore, on April 7, 2020, pursuant to Administrative Decision 468/2020 issued by the Presidency of the Cabinet of Ministers, the construction of private sector energy infrastructure was included within the activities exempted from the ASPO.

Some of the main identified impacts that this crisis has and may have in the future for the Company are the following:

Operations - Power generation

-	Reduction in the electric energy dispatched. Due to the Quarantine, most of the businesses in Argentina, especially in the industrial sector, have not been able to continue operating normally. According to information from CAMMESA, at the beginning of Quarantine the total electric energy demand had significantly declined. At the time, this reduction had an impact in the Group´s thermal energy generation, in particular our units with higher heat rate (less efficient).

-	Increased delays in payments and/or risk of uncollectability from the Group’s private clients. Despite the fact that CAMMESA is paying its obligations, the reduced economic activity due to the Quarantine may also affect the cash flow of CAMMESA and our private clients and it may increase the delays in their payments and the risk of uncollectability of private clients.

-	Personnel safeguard. Multiple measures to protect the health of all the Group´s operations and maintenance personnel have been taken. Some of those measures include: a) the isolation of the teams that operate the Group’s different units preventing contact between different teams, b) the avoidance of contact between personnel of different shifts, c) the use of extra protection, and additional sanitary measures, d) using virtual meetings, e) identify key personnel in order to have the necessary back up teams should a contingency arise, and keeping all non-essential personnel working remotely f) drafting and publication of health and safety plans and/or protocols both for the plants in operation and works in development. These measures have been effective to protect the Group’s personnel, and at the date of these financial statements, a low contagion level has been registered within the Group’s personnel.

-	Lack of necessary supplies/equipment, or delays in supplies. The Quarantine may also affect the provision of essential supplies. Although the provision of the necessary supplies is also considered an essential activity under the enacted emergency framework and usually a stock of spare parts is kept as backup, the Company cannot assure that the provision of the necessary supplies will not be affected. Furthermore, the measures taken by foreign countries in which some of the Group’s supplies and spare parts are produced, may also affect the Group’s stock of spare parts. Any delay in the provision of essential equipment or supplies may affect the Group’s operations.

Projects under construction/development

COVID-19 outbreak has had an impact on the projects that were and are under construction. Therefore, there have been delays in the completion dates originally set.

Since the issuance of Administrative Decision 468/2020 abovementioned, the project construction activities were resumed. This required the implementation of health safety measures according to the requests established and recommended by health authorities. Regard being had to the foregoing, a procedure and a protocol were drafted, which have to be complied with by the personnel, contractors and subcontractors.

Regarding wind farm La Genoveva, on February 21, 2020, Vestas Argentina S.A. notified the Group that the COVID-19 outbreak affected its manufacturing activities worldwide, causing delays on the supply chain for the delivery of certain Chinese-origin manufacturing components required for the completion of the wind turbines. In its communication, Vestas Argentina S.A. did not specify the specific impact this situation may have on the agreed upon schedule. However, delays on the project’s completion are reasonably expected. The Group sent a notice to CAMMESA reporting the updates received from Vestas Argentina S.A., in accordance with the force majeure clauses of the Supply of Renewable Electrical Energy entered into with CAMMESA described in Note 22.6, in order to avoid potential penalties should the project suffer unexpected and unforeseen delays. On April 7, 2020, CAMMESA acknowledged receipt of that notice and asked for a report on the consequences that the force majeure events have had on the schedule of the project. The construction of the wind farm has been resumed on April 9, 2020. Since then, the Company has sent to CAMMESA several notices informing: the impact this force majeure event had on the project and the measures taken within the COVID-19 protocol abovementioned; and, reaffirming the request to not receiving sanctions for the delays, as well as the request to obtain an extension in the commercial operation date of the wind farm. The main events impacting on the project execution schedule were the following: i) delays in the international manufacturing and delivery, ii) delays in the manufacturing and/or supply of local equipment, components and parts, iii) restrictions on the transport of material and components, iv) restrictions on the working methods due to compliance with COVID-19 health protocols that reduce the productivity of processes and tasks, and v) the borders lockdown that prevent foreign specialists from entering to conduct assembly or installation processes and for the start-up. In this regard, on June 10, 2020, the Secretariat of Energy ordered CAMMESSA to temporarily suspend the calculation of the terms set forth for the projects that had not obtained the commercial authorization, among which wind farm La Genoveva is included, for a maximum postponement term of six months from March 12 to September 12, 2020. Therefore, the committed commercial authorization of the wind farm was extended until November 22, 2020. Finally, as per Note 22.6, on November 21, 2020, the commercial authorization for the total capacity of the farm was granted.

The Quarantine also affected the construction of the Terminal 6-San Lorenzo thermal plant described in Note 22.7. After the Quarantine was lifted according to Administrative Decision 468/2020, construction was resumed on April 27, 2020. Additionally, as mentioned above, travel restrictions and national borders lockdown imposed by the government, among others, may delay the arrival of necessary personnel for the project, some of which were expected to arrive from countries affected by the outbreak. The Company notified CAMMESA and the Energy Secretariat on the situation and requested: (i) the suspension of agreement terms as from March 20, 2020 and until the situation is normalized, and (ii) the non-application of sanctions for the case in which the Company cannot comply with the committed dates on the Wholesale Demand Agreement entered into with CAMMESA mentioned in Note 22.7, so as to avoid possible sanctions stemming from a delay in the completion of the project due to unforeseen and inevitable reasons. In this sense, on June 10, 2020, the Secretariat of Energy ordered CAMMESSA to temporarily suspend the calculation of the terms set forth for those projects that had not obtained the commercial authorization, among which the cogeneration station Terminal 6 - San Lorenzo is included, for a maximum postponement term of six months from March 12 to September 12, 2020. Therefore, the committed commercial authorization of the thermal plant was extended until March 5, 2021. On July 15, 2020, the Company communicated the Secretariat of Energy, with copy to CAMMESA, that the temporary suspension of the terms is not sufficient to comply with the new terms under the Wholesale Demand Agreement since the numerous measures adopted due to COVID-19 generated a strong slowdown in all the activities related to the work of the cogeneration unit Terminal 6 - San Lorenzo. Dated September 10, 2020, the Undersecretariat of Electrical Energy granted a new suspension of the terms for the commercial authorization of the projects between September 12, 2020 and November 25, 2020, being subject to certain requirements to be fulfilled before CAMMESA. The Company has requested, both CAMMESA and the Secretariat of Energy, the extension of the new commercial authorization of the project “Terminal 6 - San Lorenzo” until July 30, 2021. On November 21, 2020, the open cycle commercial operation started. As of the date of these financial statements the necessary works for finishing the project are in course.

The effects of the COVID-19 crisis pose challenges to the beginning of works for closing of the combined cycle at the Brigadier López plant, delaying the start of construction of such project, not only because of the restrictions to the construction mentioned above, but also due to lower energy demand and difficulties to obtain the necessary financing for projects in the current market situation.

In addition, the COVID-19 crisis may reduce the possibility of new projects that would enable the use of the gas turbines included under "Gas turbines" item within property, plant and equipment and under "Property, plant and equipment available for sale" item.

Access to Capital Markets

Due to the outbreak of COVID-19, access to the capital and financial markets in Argentina and/or in foreign markets may also be substantially reduced. Although cash flow and liquidity of the Group is deemed sufficient to meet the working capital, debt service obligations and capital expenditure requirements, any further deterioration of the current economic situation may result in a deterioration of the Company´s finances, in a context of lack of access or substantial reduction of credit availability in the financial markets.

Natural gas distribution operating segment

Additionally, the Covid-19 pandemic crisis may also affect the natural gas distribution associate’s income (ECOGAS Group). Although such economic activity was exempt from the Quarantine, the economic downturn as a consequence of this measure is expected to reduce the volumes distributed to the clients. Moreover, some measures adopted by the Argentine government to mitigate the effects of the Covid-19 outbreak in the economy are also expected to affect ECOGAS Group financial performance. For example, the government has ruled a 180-day period, starting on March 1, 2020, where the suspension of the natural gas service is not permitted, upon certain circumstances and limited to certain users; that period was subsequently extended until December 31, 2020. Moreover, tariff increases are suspended.

The Group will continue taking all the available measures to mitigate the effects that the Covid-19 pandemic crisis has or may have on the operations, the projects undergoing and the Group´s financial position.